UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2010
Date of reporting period: February 26, 2010

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	300,000	$7,443,000.00	0.87%	Telecommunctns - Services
Abbott Laboratories	350,000	$18,998,000.00	2.23%	Medical - Drugs
Air Products & Chemicals	200,000	$13,716,000.00	1.61%	Chemicals - Specialty
Alcoa	250,000	$3,325,000.00	0.39%	Metal Ores - Non Ferrous
Arch Coal	650,000	$14,618,500.00	1.71%	Coal
Archer-Daniels-Midland	80,000	$2,348,800.00	0.28%	Food - Flour & Grain
AstraZeneca PLC ADS	350,000	$15,442,000.00	1.81%	Medical - Drugs
Avery Dennison	60,000	$1,896,000.00	0.22%	Office & Art Materials
BASF SE ADS	140,000	$7,886,200.00	0.92%	Chemicals - Diversified
BP PLC ADS	220,000	$11,706,200.00	1.37%	Oil & Gas - Intl Integrated
Becton, Dickinson & Co.	210,000	$16,352,700.00	1.92%	Medical - Supplies
BHP Billiton ADS	200,000	$14,666,000.00	1.72%	Metal Ores - Non Ferrous
Bristol-Myers Squibb	500,000	$12,255,000.00	1.44%	Medical - Drugs
Canadian National Railway	350,000	$18,431,000.00	2.16%	Transportation - Rail
Canadian Pacific Railway	90,000	$4,336,200.00	0.51%	Transportation - Rail
Carlisle	450,000	$15,435,000.00	1.81%	Diversified Operations
Cenovus Energy	250,000	$6,125,000.00	0.72%	Oil & Gas - Canadn Exp & Prod
Chunghwa Telecom ADR	640,818	$11,970,480.24	1.40%	Telecommunctns - Services
Colgate-Palmolive	200,000	$16,588,000.00	1.94%	Soap & Cleaning Preparatns
ConocoPhillips	300,000	$14,400,000.00	1.69%	Oil & Gas - U S Integrated
EI Du Pont de Nemours	240,000	$8,092,800.00	0.95%	Chemicals - Diversified
Dun & Bradstreet	130,000	$9,120,800.00	1.07%	Business Services
E.ON AG ADS	200,000	$7,126,000.00	0.84%	Utility - Electric Power
Emerson Electric	350,000	$16,569,000.00	1.94%	Machinery - Electrical
EnCana	350,000	$11,473,000.00	1.34%	Oil & Gas - Canadn Integrated
Energen	200,000	$9,092,000.00	1.07%	Utility - Gas Distribution
Exxon Mobil	250,000	$16,250,000.00	1.90%	Oil & Gas - Intl Integrated
FPL	150,000	$6,955,500.00	0.82%	Utility - Electric Power
Freeport-McMoRan Copper & Gold	100,000	$7,516,000.00	0.88%	Metal Ores - Misc
General Mills	280,000	$20,162,800.00	2.36%	Food - Misc Preparation
Genuine Parts	350,000	$14,126,000.00	1.66%	Auto Parts - Retail/Whlsle
GlaxoSmithKline PLC ADS	350,000	$12,999,000.00	1.52%	Medical - Drugs
Grainger (W.W)	100,000	$10,165,000.00	1.19%	Machinery - Electrical
Honeywell International	225,000	$9,036,000.00	1.06%	Diversified Operations
Illinois Tool Works	300,000	$13,656,000.00	1.60%	Metal Prods - Fasteners
Intel	700,000	$14,371,000.00	1.68%	Elec Components - Semicondtrs
Johnson & Johnson	310,000	$19,530,000.00	2.29%	Medical - Supplies
Johnson Controls	350,000	$10,885,000.00	1.28%	Diversified Operations
Kellogg	270,000	$14,080,500.00	1.65%	Food - Flour & Grain
Kimberly-Clark	200,000	$12,148,000.00	1.42%	Paper & Paper Products
Eli Lilly	400,000	$13,736,000.00	1.61%	Medical - Drugs
McGraw-Hill	400,000	$13,680,000.00	1.60%	Publishing - Books
Medtronic	150,000	$6,510,000.00	0.76%	Medical - Instruments
Methanex	300,000	$7,125,000.00	0.84%	Chemicals - Specialty
Microsoft	600,000	$17,202,000.00	2.02%	Computer - Software
Microchip Technology	400,000	$10,824,000.00	1.27%	Instruments - Control
National Fuel Gas	130,000	$6,466,200.00	0.76%	Utility - Gas Distribution
Nike	310,000	$20,956,000.00	2.46%	Shoes & Related Apparel
Novartis AG ADR	250,000	$13,830,000.00	1.62%	Medical - Drugs
Nucor	140,000	$5,796,000.00	0.68%	Steel - Producers
PPG Industries	100,000	$6,154,000.00	0.72%	Diversified Operations
Parker Hannifin	275,000	$16,585,250.00	1.94%	Instruments - Control
Pearson PLC ADS	300,000	$4,215,000.00	0.49%	Publishing - Books
PepsiCo	310,000	$19,365,700.00	2.27%	Beverages - Soft Drink
Pfizer	1,096,250	$19,239,187.50	2.26%	Medical - Drugs
Piedmont Natural Gas	60,000	$1,549,800.00	0.18%	Utility - Gas Distribution
Plum Creek Timber	50,000	$1,786,500.00	0.21%	Buildg Prods - Wood
Praxair	180,000	$13,525,200.00	1.59%	Chemicals - Specialty
Procter & Gamble	300,000	$18,984,000.00	2.23%	Cosmetics & Toiletries
RPM International	180,000	$3,465,000.00	0.41%	Chemicals - Specialty
Regal-Beloit	100,000	$5,642,000.00	0.66%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	50,000	$10,390,000.00	1.22%	Metal Ores - Misc
Rockwell Automation	250,000	$13,522,500.00	1.59%	Indstrl Automtn/Robotics
SK Telecom ADR	200,000	$3,336,000.00	0.39%	Telecommunctns - Services
Sempra Energy	40,000	$1,966,800.00	0.23%	Utility - Gas Distribution
JM Smucker	250,000	$14,920,000.00	1.75%	Food - Confectionery
Black & Decker	43,000	$3,116,210.00	0.37%	Machinery - Tools & Rel Prods
Taiwan Semiconductor ADS	572,868	$5,585,463.00	0.65%	Elec Components - Semicondtrs
Telstra ADR	100,000	$1,339,000.00	0.16%	Utility - Telephone
Telus	100,000	$3,140,000.00	0.37%	Telecommunctns - Services
Tenaris SA ADR	110,000	$4,557,300.00	0.53%	Steel - Pipe & Tubes
3M	200,000	$16,030,000.00	1.88%	Diversified Operations
Tomkins PLC ADS	100,000	$1,170,000.00	0.14%	Diversified Operations
Total SA ADS	300,000	$16,698,000.00	1.96%	Oil & Gas - Intl Integrated
Unilever PLC ADS	252,081	$7,421,264.64	0.87%	Food - Misc Preparation
United Parcel Service	275,000	$16,153,500.00	1.89%	Transportation - Services
United States Steel	250,000	$13,235,000.00	1.55%	Steel - Producers
United Technologies	250,000	$17,162,500.00	2.01%	Aerospace - Equipment
Vodafone Group PLC ADS	250,000	$5,442,500.00	0.64%	Telecommunctns - Cellular
	TOTAL	$853,116,355.38

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	600,000	$20,790,000.00	1.63%	Computer - Software
Agilent Technologies	750,000	$23,595,000.00	1.85%	Elec Components - Misc
Akamai Technologies	1,000,000	$26,300,000.00	2.06%	Computer - Internet
Amazon.com	150,000	$17,760,000.00	1.39%	Retail - Internet
America Movil SAB de CV ADS	430,000	$19,165,100.00	1.50%	Telecommunctns - Cellular
American Eagle Outfitters	1,100,000	$18,557,000.00	1.45%	Retail - Apparel/Shoe
Amgen	400,000	$22,644,000.00	1.77%	Medical - Biomed/Genetics
Anglo American PLC ADR	1,200,000	$21,792,000.00	1.71%	Metal Ores - Gold
Apple	200,000	$40,924,000.00	3.20%	Computer - Mini/Micro
Aviat Networks	200,000	$1,230,000.00	0.10%	Telecommunctns - Services
BP PLC ADS	200,000	$10,642,000.00	0.83%	Oil & Gas - Intl Integrated
Bed Bath & Beyond	250,000	$10,402,500.00	0.81%	Retail - Misc/Diversified
Best Buy	700,000	$25,550,000.00	2.00%	Retail - Consumer Elect
CVS Caremark	700,000	$23,625,000.00	1.85%	Retail - Drug Stores
Canadian Pacific Railway	175,000	$8,431,500.00	0.66%	Transportation - Rail
Canon ADS	400,000	$16,592,000.00	1.30%	Office Automation
Cenovus Energy	400,000	$9,800,000.00	0.77%	Oil & Gas - Canadn Exp & Prod
China Mobile ADS	500,000	$24,715,000.00	1.93%	Telecommunctns - Cellular
Cisco Systems	1,000,000	$24,330,000.00	1.90%	Computer - Local Networks
Clorox	375,000	$22,991,250.00	1.80%	Soap & Cleaning Preparatns
Coach	700,000	$25,508,000.00	2.00%	Textile - Apparel Mfg
Consol Energy	550,000	$27,698,000.00	2.17%	Coal
Convergys	770,000	$9,501,800.00	0.74%	Business Services
Crane	300,000	$9,501,000.00	0.74%	Aerospace - Equipment
Cree	500,000	$33,915,000.00	2.65%	Elec Components - Semicondtrs
DANONE ADS	410,674	$4,776,138.62	0.37%	Food - Misc Preparation
Dentsply International	600,000	$19,854,000.00	1.55%	Medical - Supplies
EMCOR	600,000	$13,812,000.00	1.08%	Engineering R&D Svcs
EnCana	400,000	$13,112,000.00	1.03%	Oil & Gas - Canadn Integrated
Express Scripts	250,000	$24,002,500.00	1.88%	Medical - Hlth Maint Orgs
Fastenal	155,000	$6,877,350.00	0.54%	Buildg Prods - Retail/Whlsle
Gartner	150,000	$3,568,500.00	0.28%	Business Services
Gentex	350,000	$6,793,500.00	0.53%	Auto/Truck - Original Equip.
Genuine Parts	125,000	$5,045,000.00	0.39%	Auto Parts - Retail/Whlsle
Genzyme	360,000	$20,592,000.00	1.61%	Medical - Biomed/Genetics
Google	45,000	$23,706,000.00	1.85%	Computer - Internet
Hansen Natural	425,000	$17,671,500.00	1.38%	Beverages - Soft Drink
Harris	500,000	$22,610,000.00	1.77%	Telecommunctns - Equip
Hewlett-Packard	575,000	$29,204,250.00	2.29%	Computer - Mini/Micro
Humana	650,000	$30,764,500.00	2.41%	Medical - Hlth Maint Orgs
Infosys ADS	350,000	$19,915,000.00	1.56%	Computer - Software
Intel	1,100,000	$22,583,000.00	1.77%	Elec Components - Semicondtrs
International Business Machines	160,000	$20,345,600.00	1.59%	Computer - Mainframes
Intuit	400,000	$12,944,000.00	1.01%	Computer - Software
JAKKS Pacific	200,000	$2,470,000.00	0.19%	Toys/Games/Hobby Prod
Johnson & Johnson	325,000	$20,475,000.00	1.60%	Medical - Supplies
LAN Airlines SA ADS	350,000	$6,226,500.00	0.49%	Transportation - Airline
Eli Lilly	500,000	$17,170,000.00	1.34%	Medical - Drugs
Lincoln Electric Holdings	200,000	$9,540,000.00	0.75%	Machinery - Tools & Rel Prods
Lowe's	700,000	$16,597,000.00	1.30%	Buildg Prods - Retail/Whlsle
McGraw-Hill	320,000	$10,944,000.00	0.86%	Publishing - Books
Norfolk Southern	350,000	$18,000,500.00	1.41%	Transportation - Rail
Novartis AG ADR	475,000	$26,277,000.00	2.06%	Medical - Drugs
Novo Nordisk A/S ADS	200,439	$14,255,221.68	1.12%	Medical - Drugs
Oracle	1,200,000	$29,580,000.00	2.31%	Computer - Software
PepsiCo	370,000	$23,113,900.00	1.81%	Beverages - Soft Drink
PetSmart	600,000	$16,332,000.00	1.28%	Retail - Misc/Diversified
Pfizer	295,500	$5,186,025.00	0.41%	Medical - Drugs
Potash Corp of Saskatchewan	220,000	$24,301,200.00	1.90%	Fertilizers
Qualcomm	400,000	$14,673,160.00	1.15%	Telecommunctns - Equip
Regal-Beloit	145,000	$8,180,900.00	0.64%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	33,000	$6,857,400.00	0.54%	Metal Ores - Misc
Ritchie Bros Auctioneers	200,000	$4,194,000.00	0.33%	Building - Heavy Const
Rogers Communications	200,000	$6,606,000.00	0.52%	Broadcasting - Cable TV
SanDisk	135,000	$3,935,250.00	0.31%	Computer - Memory Devices
SAP AG ADS	150,000	$6,687,000.00	0.52%	Computer - Software
Staples	400,000	$10,304,000.00	0.81%	Office Equip & Supplies
Stryker	100,000	$5,310,000.00	0.42%	Medical - Instruments
Suncor Energy	452,400	$13,078,884.00	1.02%	Oil & Gas - Canadn Integrated
TJX Companies	150,000	$6,244,500.00	0.49%	Retail - Discount & Variety
Taiwan Semiconductor ADS	1,043,297	$10,172,145.75	0.80%	Elec Components - Semicondtrs
Teck Resources LTD	100,000	$3,694,000.00	0.29%	Metal Ores - Non Ferrous
Trimble Navigation	800,000	$21,496,000.00	1.68%	Instruments - Elec Measuring
Turkcell Iletisim Hizmetleri ADR	200,000	$2,962,000.00	0.23%	Telecommunctns - Cellular
United Parcel Service	400,000	$23,496,000.00	1.84%	Transportation - Services
VCA Antech	550,000	$13,101,000.00	1.03%	Medical - Hospitals
John Wiley & Sons	100,000	$4,198,000.00	0.33%	Publishing - Books
Xilinx	500,000	$12,915,000.00	1.01%	Elec Components - Semicondtrs
Zimmer	225,000	$12,899,250.00	1.01%	Medical - Misc Products
Seagate Technology	250,000	$4,977,500.00	0.39%	Computer - Memory Devices
Noble	650,000	$27,469,000.00	2.15%	Oil & Gas - Offshore Drillng
	TOTAL	$1,278,056,325.05

Amana Mutual Funds Trust, Developing World Fund

Stock	Quantity	Market Value	% Portfolio	Industry	Country
America Movil SAB de CV ADS	700	$31,199.00	2.31%	Telecommunctns - Cellular	MEXICO
American Oriental Bioengineering	6,000	$24,900.00	1.85%	Medical - Biomed/Genetics	CHINA
Anglo American PLC ADR	2,000	$36,320.00	2.69%	Metal Ores - Gold	SOUTH AFRICA
Baidu.com ADR	100	$51,868.00	3.84%	Internet Content	CHINA
China Natural Gas	4,000	$37,480.00	2.78%	Oil & Gas - Prods/Pipeline	CHINA
China Education Alliance	10,000	$61,200.00	4.54%	Schools	CHINA
China Mobile ADS	1,500	$74,145.00	5.50%	Telecommunctns - Cellular	CHINA
China Petroleum and Chemical ADR	800	$63,344.00	4.69%	Oil & Gas - Intl Integrated	CHINA
China Green Agriculture	3,000	$43,770.00	3.24%	Chemicals - Specialty	USA
Colgate-Palmolive	1,000	$82,940.00	6.15%	Soap & Cleaning Preparatns	USA
Cia Paranaense de Energia -Copel	1,500	$30,735.00	2.28%	Utility - Electric Power	BRAZIL
Desarrolladora Homex ADR	800	$21,872.00	1.62%	Building - Resident/Commercl	MEXICO
Dr. Reddy's Laboratories ADR	3,000	$73,830.00	5.47%	Medical - Drugs	INDIA
Impala Platinum Holdings ADS	1,500	$36,750.00	2.72%	Metal Ores - Non Ferrous	SOUTH AFRICA
Infosys ADS	1,500	$85,350.00	6.33%	Computer - Software	INDIA
Mindray Medical International ADR	1,500	$57,240.00	4.24%	Medical - Instruments	CHINA
Telekomunikasi Indonesia ADS	1,000	$35,940.00	2.66%	Utility - Telephone	INDONESIA
Petroleo Brasileiro ADR	1,500	$63,975.00	4.74%	Oil & Gas - Intl Integrated	BRAZIL
Sasol Ltd ADS	1,000	$36,630.00	2.71%	Oil Refining & Marketing	SOUTH AFRICA
Quimica y Minera Chile S.A. ADS	900	$32,895.00	2.44%	Fertilizers	CHILE
Southern Copper	2,000	$58,720.00	4.35%	Metal Ores - Misc	PERU
Sterlite Industries ADR	2,000	$33,780.00	2.50%	Metal Ores - Misc	INDIA
Telecommunicacoes de Sao Paulo ADR	1,200	$26,388.00	1.96%	Telecommunctns - Services	BRAZIL
Tenaris SA ADR	1,000	$41,430.00	3.07%	Steel - Pipe & Tubes	ARGENTINA
Vale SA-SP ADR	1,500	$41,790.00	3.10%	Metal Prods - Fabrication	BRAZIL
Western Digital	1,000	$38,630.00	2.86%	Computer - Peripheral	THAILAND
Genpact Limited	4,000	$60,360.00	4.47%	Business Services	INDIA
Millicom Intl Cellular SA	500	$42,370.00	3.14%	Telecommunctns - Cellular	LUXEMBOURG
MTN Group LTD	1,600	$23,390.15	1.73%	Telecommunctns - Cellular	SOUTH AFRICA
	TOTAL	$1,349,241.15

Significant Accounting Policies

Pricing:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Securities for which there are no sales and over-the-counter securites are valued at the latest bid price.

Other securities for which quotations are not readily available are valued at fair values as determined in good faith by or under the direction of the Board of Trustees.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close of many foreign markets and before the determination of the Funds' share price may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use independent pricing services for valuation of their non-U.S. securities.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Derivatives:
The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of FASB Accounting Standards Codification ("FASB ASC"). The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended February 26, 2010, the Funds did not hold any derivative instruments.

Fair Value Measurments:
The Funds adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 26, 2010 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Inpute
Income Fund
Common Stocks	$853,116,355	$853,116,355	$ -	$ -
Total Assets	$853,116,355	$853,116,355	$ -	$ -

Growth Fund
Common Stocks	$1,278,056,325	$1,278,056,325	$ -	$ -
Total Assets	$1,278,056,325	$1,278,056,325	$ -	$ -

Developing World
Common Stocks	$1,349,241	$1,325,850	$ 23,390	$ -
Total Assets	$1,349,241	$1,325,850	$ 23,390	$ -

Income Fund
Cost	$787,468,768.00
Unrealized Appreciation	$120,144,548.00
Unrealized Depreciation	$(54,496,961.00)

Growth Fund
Cost	$1,082,258,634.00
Unrealized Appreciation	$267,024,764.00
Unrealized Depreciation	$(71,227,073.00)

Developing World
Cost	$1,314,851,114
Unrealized Appreciation	$78,476.00
Unrealized Depreciation	$(44,086.00)

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 7, 2010, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 23, 2010

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 23, 2010